UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07853
                                                     ---------

                         Kalmar Pooled Investment Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-463-6670
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2009
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



    KALMAR
    POOLED
INVESTMENT
     TRUST

                                   (GRAPHIC)

                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2009
                                                                     (UNAUDITED)

                                   ----------

   This report has been prepared for the general information of Kalmar Pooled
    Investment Trust shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus.
  Investors are reminded to read the prospectus carefully before investing or sending money.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                       REPORT FROM MANAGEMENT
                                                  FOR THE QUARTER AND SIX MONTHS
"GROWTH-WITH-VALUE"                                          ENDED JUNE 30, 2009
     SMALL CAP FUND

DEAR FELLOW SHAREHOLDERS AND FRIENDS:

A stabilizing financial system that removed the risk that "the world would come to an end," plus early evidence of a developing bottom to the recession, provided the foundation for the strongest quarterly advance in the Russell 2000 and 2500 indexes since 2003 - and the fastest advance ever in such a short period. Though news on the economy was, and is, likely to remain mixed for the while, sudden anxiety relief and so-called "green shoots of growth" prompted investors to bid up equity prices sharply from the extreme oversold bear market lows reached by early March.

From the market bottom on March 9th through early June, US stocks experienced a huge, almost straight-up rally that was marked by massive relative outperformance of lower quality/highly leveraged/smallest/lowest price/non-earning/most beaten down/highest beta/most economically sensitive stocks. Pardon this descriptive mouthful, but this influence was the big driver of index returns. Such companies rebounded 50% to much more from the bottom, which compares to the Russell 2000 Growth Index return of 23.4%. The relative performance differential between these sorts of stocks and higher quality, soundly financed growth companies was among the widest we can remember. This performance headwind impacted the relative return of the Kalmar "Growth-with-Value" Small Cap Fund. Effectively it guaranteed underperformance in the Second Quarter for Kalmar's quality growth style. Relatedly, smaller Growth stocks outperformed smaller Value stocks once again in the Second Quarter and lead by an extremely wide 1600 basis point margin year-to-date. That, plus the marked low quality nature of the rally, have made smaller Growth indexes very difficult to beat for the First Half.

As to that, going back to January we communicated that we did not plan on attempting to game the market bottom by shifting portfolio quality downward. Doing so would evidently have been a high risk strategy made even more so by the heightened uncertainty of an unprecedented credit crisis and exceptionally deep recession - plus this gambit is difficult to get right at any time. All the same, we did not fully anticipate the dramatic V-shaped stock market recovery that developed - particularly given the high probability of a tepid, prolonged economic recovery.

TOTAL RETURNS (%)
AS OF JUNE 30, 2009            QUARTER   YEAR-TO-DATE   1-YEAR   3-YEAR   5-YEAR   7-YEAR   10-YEAR
-------------------            -------   ------------   ------   ------   ------   ------   -------
Kalmar "Growth-with-Value"
   Small Cap Fund               18.40         9.97      -28.69    -8.36    -2.57    2.21      3.20
Russell 2000(R) Growth Index    23.38        11.36      -24.85    -7.83    -1.32    3.11     -0.89
Russell 2000(R) Index           20.69         2.64      -25.01    -9.89    -1.71    2.68      2.38
Lipper Small Cap Growth Fund
   Index                        20.59        13.14      -25.74    -9.04    -2.32    1.76      1.16
S&P 500 Index                   15.94         3.26      -26.15    -8.23    -2.25    0.92     -2.23

NOTE: RETURNS SHOWN LONGER THAN 1-YEAR ARE ANNUALIZED. THE FUND'S INCEPTION DATE IS 4/11/97. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUES WILL FLUCTUATE, AND UPON REDEMPTION SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CONTACT THE INVESTMENT ADVISER AT 800-463-6670 TO OBTAIN PERFORMANCE

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

CURRENT TO THE MOST RECENT MONTH-END. THE FUND'S ANNUAL GROSS OPERATING EXPENSE, AS STATED IN THE CURRENT PROSPECTUS, IS 1.41%. THIS RATE CAN FLUCTUATE AND MAY DIFFER FROM THAT PRINTED IN THE PROSPECTUS. THE FUND IMPOSES A 2.0% REDEMPTION FEE ON SHARES REDEEMED WITHIN 90 DAYS OF PURCHASE. SMALL COMPANY STOCKS ARE GENERALLY RISKIER THAN LARGE COMPANY STOCKS DUE TO GREATER VOLATILITY AND LESS LIQUIDITY.

Interestingly, there now seems to be growing investor recognition that recovery in the economy will be slow and potentially saw-toothed, possibly leading to lower GDP growth rates in the longer term due to more government regulation, higher taxes, and recession hangover effects - much as we have written about for some time. This continues to suggest to us that the right place to be invested is in good growth companies with unique competitive positioning, self-sustaining finances, and proven management - not in the low quality material that has led the market more recently and that could potentially struggle as businesses absent a strong recovery.

Though unwilling to turn the Fund's portfolio upside down in a short term trading sense to game an initial bounce off the market bottom, Kalmar shareholders enjoyed absolute returns during the quarter that were very attractive - especially in a risk adjusted sense - even if less than their benchmarks.

PERFORMANCE ATTRIBUTION. (PLEASE RECALL THAT KALMAR DOES NOT INVEST TOP-DOWN SECTORALLY.)

A summary attribution comment on the first Six Months of 2009 before examining the Second Quarter in more specific detail. By declining markedly less than Value stocks in the First Quarter and then sharply out-pacing them again in the Second Quarter rally off the bottom, Growth stocks have outperformed by a very large margin year-to-date. This reversal from 2008's experience when Value led for the year follows logically. Typically, legitimate Growth businesses can weather through recessions better, plus springboard as businesses up the other side of the economic valley better, than garden variety companies. Because many are self-funding - for example the preponderance that the Kalmar Fund owns - they can invest more aggressively to support growth. Thus, they can build on their competitive advantages while others are scraping by. For this and many other good reasons the Fund always aims to own solid growth companies, but ironically such ownership also helps explain our mixed performance pattern in the last Six Months. High company quality helped us outperform in the extreme uncertainty and declining market of the First Quarter. But then the same high quality effectively ceased to matter as hope took over market psychology in the exuberance of the Second Quarter and the sketchy performance influences we've already discussed dominated.

As to the Second Quarter itself, our sector positioning (as always bottom-up derived) helped offset the low quality influences but wasn't enough. We had full to overweight allocations in the better performing sectors - Materials & Processing, Technology, Consumer Discretionary, and Energy - while being underweight in the weaker sectors, most notably Health Care. Our cash position, though, did act as somewhat of a drag in a strong quarter. As mentioned, our particular holdings relative performance were disadvantaged in an appreciation sense by the market's rotation to lower quality and high beta. This was notable in Health Care, Consumer Discretionary, and Technology. Our companies outperformed the most in Materials & Processing, Energy, and Consumer Staples. Taken altogether our stock "problem children" were no more numerous than usual in the Quarter or in the full Six Months.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

PORTFOLIO ACTIVITY.

As can be imagined, given the appealing valuation of many smaller Growth companies, Kalmar's research has been active. But because of the volatile market environment and confidence in the outlook for our existing holdings, we added less brand new positions to the Fund than in many quarters. Though seven stocks were sold outright in the last Six Months, more of our recent portfolio activity has involved trimming or adding to existing holdings opportunistically. Whistling stocks around rapidly in an uncertain period is not something we generally believe serves shareholders well.

Examples of the securities purchased during the First Half include:

     - Monolithic Power Systems, Inc. (MPWR) Market Cap $400 million: A leading fab-less producer of high-performance analog and mixed-signal semiconductors which we believe will benefit from new product roll-outs and the associated increase in its addressable market. This, plus recovery in its end markets as the world economy improves, should together lead to accelerating growth.

     - Teradyne, Inc. (TER) Market Cap $1.1 Billion: The largest manufacturer of test equipment for the semiconductor industry, with a leading share in the analog/system-on-a-chip segment, should benefit from the same set of positives as Monolithic Power.

     - MICROS Systems, Inc. (MCRS) Market cap $1.3 billion: A leading developer of enterprise software applications that serve the hotel and to a lesser extent the retail industries. Its quality business is on the cusp of an upgrade cycle for present customers and, helped by recent new product introductions, should gain market share as the hotel industry stabilizes and later improves.

ECONOMIC AND MARKET OUTLOOK.

Coordinated emergency economic and financial system rescue measures have slowed the world wide economic decline and appear to be gradually turning the tide toward recovery commencing later in 2009. Passage of time plus credit defrost and early stimulus effects have been the healers. Essential for recovery to begin, short term and longer term credit markets had to thaw meaningfully - and they have. Accordingly, we believe "statistical recovery" will develop in later 2009 (one or more quarter of positive growth as a rebound from unsustainable inventory de-stocking and panicky consumer and corporate cut-backs). However, as we've written for some time, sustainable organic recovery prospects continue to appear challenged by further deleveraging, hangover effects from the deep economic decline, rising unemployment, still weak residential and commercial real estate, remaining credit stringency, and the on-going secular shift from spending to saving by consumers. Thus, a relatively weak, drawn out recovery continues to appear likely.

Despite great relief that the world was not coming to an end, the V-shaped power of the market rally by early June appeared to us to have over-optimistically discounted what lay ahead. Subsequently, the big rebound off the bottom has consolidated and corrected. In effect, there appeared to be conflict between the dramatic market recovery and the

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

on-going likelihood of a tepid, possibly saw-toothed economic recovery. Time will tell, but equities could continue to stall temporarily unless the "green shoots" multiply quickly and corporate cost cutting succeeds in offsetting modest overall revenue growth to produce stronger than expected earnings.

Longer term the market outlook could be complicated by newly pervasive government activism and intervention, potential inflation - though seemingly out a year or more - as the authorities struggle to remove liquidity and stimulus, and mounting deficits into the foreseeable future. Despite these substantial challenges, equity markets could be quite rewarding from still depressed price levels in a several year context. However, we're guessing the easy recovery money has largely been made for the moment. If so, this suggests that higher quality companies could regain relative strength in the market - which should favor both Kalmar's investment approach and our bottom-up research strengths.

In summary, by Kalmar's view, the challenging, unsettled period we are living through argues for a selective, sensibly-grounded, risk-conscious equity investment approach. Swinging for the fences on performance strikes us as even more unwise than usual right now.

ORGANIZATIONAL DEVELOPMENTS.

Kalmar is sound and productive as usual. In May, we successfully concluded an extensive search to add incremental talent and experience to our investment team through the hiring of Steve Bowen and Andrew DeFino. Simultaneously, one of our newer analysts resigned. With numbers of other investment firms cutting resources, we believed this was an ideal time to add both research capacity and expertise that should meld quickly into our incentivized team culture. With now 10 analysts having over sixteen years average experience, Kalmar offers shareholders the deepest, most creative research and portfolio management capability in Kalmar's 27-year history - as well as an unwavering commitment to their success and prosperity.

This brings our best wishes for a healthy and prosperous Summer.

Yours faithfully,


/s/ Ford B. Draper

Ford B. Draper, Jr., President

KALMAR INVESTMENT ADVISERS

----------
(1)  Monolithic Power (0.7% of the Fund's net assets)

(2)  Teradyne (0.8% of the Fund's net assets)

(3)  Micros Systems (0.7% of the Fund's net assets)

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

IMPORTANT DISCLOSURES

Kalmar's comments reflect the investment adviser's general opinions regarding the market, economy, and any stocks mentioned or stock opinions given, were current only as of the date of this letter, and are subject to change at any time. The information provided in this letter is not sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell a particular security.

A preponderant portion of the investments in the Kalmar Fund are in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks.

There is no guarantee that the Kalmar Fund will continue to hold any one particular security or stay invested in any one particular sector. The performance of any single portfolio holding is no indication of the performance of other portfolio holdings or of the performance of the Fund itself.

The Kalmar "Growth-with-Value" Small Cap Fund held the position weights referenced as of 6/30/2009.

The Russell 2000(R) Growth Index and the Russell 2000(R) Index are registered trademarks of Russell Investments. Russell is a trademark of Russell Investments. The Lipper Small Cap Growth Fund Index measures the performance of the 30 largest small capitalization growth equity funds tracked by Lipper, Inc.

THE INDICES MENTIONED HERE-IN ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THESE INDICES ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. CONTACT 800-282-2319 FOR A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

Distributed by PFPC Distributors, 760 Moore Road, King of Prussia, PA 19406

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONCLUDED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

      KALMAR POOLED INVESTMENT TRUST -- "GROWTH-WITH-VALUE" SMALL CAP FUND GROWTH OF $10,000 VS. THE RUSSELL 2000 GROWTH(R) INDEX, THE RUSSELL 2000(R)
                INDEX AND THE LIPPER SMALL CAP GROWTH FUND INDEX

                              (PERFORMANCE GRAPH)

                        TOTAL RETURNS (%) AS OF 6/30/09

                          1 Year   5 Year*   10 Year*
                          ------   -------   --------
Kalmar Small Cap Fund     -28.69%   -2.57%     3.20%
Russell 2000 Growth(R)    -24.85%   -1.32%    -0.89%
Russell 2000(R)           -25.01%   -1.71%     2.38%
Lipper Small Cap Growth   -25.74%   -2.32%     1.16%

*    Annualized

                             Kalmar    Russell   Russell   Lipper
                           Small Cap     2000     2000GR   Growth
                           ---------   -------   -------   ------
4/11/97 - Inception Date     10000      10000     10000     10000
June                         12040      11530     11655     11756
September                    14880      13246     13627     13728
December                     14635      12802     12511     12562
March                        15746      14090     13997     13981
June                         14891      13433     13193     13470
September                    11825      10727     10243     10256
December                     13513      12476     12664     12683
March                        11750      11799     12452     12270
June                         13513      13634     14288     14019
September                    12787      12772     13585     14273
December                     14324      15128     18122     20440
March                        16247      16200     19804     24100
June                         17176      15587     18344     22810
September                    17689      15760     17615     22450
December                     16573      14671     14057     18754
March                        14500      13717     11920     15215
June                         16701      15677     14062     17751
September                    13451      12417     10114     13308
December                     16573      15036     12760     16322
March                        16766      15635     12510     15034
June                         15883      14329     10546     13917
September                    12993      11262      8277     11202
December                     13835      11956      8898     11813
March                        13387      11419      8553     11372
June                         15883      14094     10619     14028
September                    17483      15373     11730     15251
December                     19859      17606     13218     17102
March                        20732      18708     13956     17712
June                         21081      18796     13969     17688
September                    19672      18259     13129     16496
December                     22403      20833     15109     18948
March                        21544      19720     14078     17966
June                         22126      20572     14568     18718
September                    23304      21537     15488     19624
December                     23580      21781     15737     19959
March                        26134      24817     17297     22397
June                         24051      23570     16692     20899
September                    24108      23674     16399     20420
December                     25035      25782     17837     22085
March                        25898      26284     18278     22836
June                         28087      27444     19501     24509
September                    28534      26595     19504     24861
December                     28209      25378     19094     24222
March                        25186      22866     16644     20660
June                         25960      22999     17389     21175
September                    23323      22744     16174     18933
December                     16833      16804     11735     13899
March                        15635      14291     10592     13040
June                         18511      17247     13068     15726

*    The Fund commenced operations on April 11, 1997.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800-463-6670. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE FUND'S ANNUAL GROSS OPERATING EXPENSE, AS STATED IN THE CURRENT PROSPECTUS, IS 1.41%. THIS RATE CAN FLUCTUATE AND MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED FOR THE PERIOD COVERED BY THIS REPORT. THE FUND IMPOSES A 2% REDEMPTION FEE CALCULATED AS A PERCENTAGE OF THE AMOUNT REDEEMED AND IS CHARGED ONLY IF SHARES ARE REDEEMED WITHIN 90 DAYS OF PURCHASE.

The Russell 2000 Growth(R) and the Russell 2000(R) indices are unmanaged stock market indices and do not reflect any asset-based charges for investment management or transaction expenses.

The Lipper Small Cap Growth Fund Index is calculated using a weighted aggregate composite index formula which is rebased annually. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                         FUND EXPENSE EXAMPLE
                                                                     (UNAUDITED)
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ended June 30, 2009" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                    KALMAR "GROWTH-WITH-VALUE" SMALL-CAP FUND
                                 ------------------------------------------------
                                                                   EXPENSES PAID
                                    BEGINNING          ENDING        DURING SIX
                                  ACCOUNT VALUE    ACCOUNT VALUE   MONTHS ENDING
                                 JANUARY 1, 2009   JUNE 30, 2009   JUNE 30, 2009*
                                 ---------------   -------------   --------------
Actual                              $1,000.00        $1,099.70          $7.91
Hypothetical (5% return before
   expenses)                        $1,000.00        $1,017.16          $7.63

* Expenses are equal to the Fund's annualized six-month expense ratio of 1.52% multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 9.97% for the six-month period of January 1, 2009 to June 30, 2009.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                             PORTFOLIO HOLDINGS SUMMARY TABLE
                                                                   JUNE 30, 2009
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND

                                              % OF
                                               NET
                                             ASSETS    FAIR VALUE
                                             ------   ------------
Common Stock:
   Healthcare ............................    21.5%   $ 50,317,542
   Commercial Services ...................    16.6      38,832,276
   Technology Services ...................    15.2      35,663,506
   Electronic Technology .................    10.0      23,599,801
   Energy ................................     8.2      19,279,980
   Consumer Services .....................     6.6      15,372,904
   Retail Trade ..........................     6.4      14,942,613
   Materials & Processing ................     3.6       8,440,450
   Consumer Non-Durables .................     2.9       6,783,538
   Producer Manufacturing ................     2.8       6,456,374
   Transportation ........................     2.1       4,977,744
   Consumer Durables .....................     1.3       3,084,128
   Finance ...............................     1.2       2,801,090
   Communications ........................     0.8       1,876,550
   Utilities .............................     0.5       1,078,660
Money Market Securities ..................     1.7       3,952,597
                                             -----    ------------
Total Investments ........................   101.4     237,459,753
Liabilities in Excess of Other Assets ....    (1.4)     (3,270,314)
                                             -----    ------------
NET ASSETS -- 100.0% .....................   100.0%   $234,189,439
                                             =====    ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      SCHEDULE OF INVESTMENTS
                                                                   JUNE 30, 2009
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND

                                                                     FAIR VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
COMMON STOCK -- 99.7%
COMMERCIAL SERVICES -- 16.6%
   ADVERTISING/MARKETING SERVICES -- 0.9%
   ValueClick, Inc.* ................................     203,570   $  2,141,556
                                                                    ------------
   COMMERCIAL PRINTING/FORMS -- 0.4%
   InnerWorkings, Inc.* .............................     185,000        878,750
                                                                    ------------
   ENGINEERING/CONSTRUCTION -- 1.4%
   Chicago Bridge & Iron Co. N.V.* ..................     253,650      3,145,260
                                                                    ------------
   ENVIRONMENTAL SERVICES -- 1.6%
   Clean Harbors, Inc.* .............................      35,680      1,926,363
   Tetra Tech, Inc.* ................................      65,980      1,890,327
                                                                    ------------
                                                                       3,816,690
                                                                    ------------
   FOOD DISTRIBUTORS -- 1.5%
   United Natural Foods, Inc.* ......................     137,100      3,598,875
                                                                    ------------
   MEDICAL DISTRIBUTORS -- 2.4%
   PSS World Medical, Inc.* .........................     304,240      5,631,483
                                                                    ------------
   MISCELLANEOUS COMMERCIAL SERVICES -- 5.6%
   Concur Technologies, Inc.* .......................      42,660      1,325,873
   Constant Contact, Inc.* ..........................     133,090      2,640,506
   Corrections Corporation of America* ..............     229,614      3,901,142
   Global Traffic Network, Inc.* ....................     144,105        546,158
   SkillSoft PLC ADR* ...............................     371,920      2,900,976
   Ultimate Software Group, Inc.* ...................      77,010      1,866,722
                                                                    ------------
                                                                      13,181,377
                                                                    ------------
   PERSONNEL SERVICES -- 0.9%
   MPS Group, Inc.* .................................     266,320      2,034,685
                                                                    ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
                                                                   JUNE 30, 2009
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND

                                                                     FAIR VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
COMMERCIAL SERVICES -- (CONTINUED)
   WHOLESALE DISTRIBUTOR -- 1.9%
   MSC Industrial Direct Co., Inc. (A Shares) .......     124,115   $  4,403,600
                                                                    ------------
   TOTAL COMMERCIAL SERVICES ........................                 38,832,276
                                                                    ------------
COMMUNICATIONS -- 0.8%
   SPECIALTY COMMUNICATIONS -- 0.8%
   Cbeyond Communications, Inc.* ....................     130,770      1,876,550
                                                                    ------------
   TOTAL COMMUNICATIONS .............................                  1,876,550
                                                                    ------------
CONSUMER DURABLES -- 1.3%
   AUTOMOTIVE AFTERMARKET -- 1.3%
   LKQ Corp.* .......................................     187,485      3,084,128
                                                                    ------------
   TOTAL CONSUMER DURABLES ..........................                  3,084,128
                                                                    ------------
CONSUMER NON-DURABLES -- 2.9%
   BEVERAGES -- 1.3%
   Central European Distribution Corp.* .............     111,355      2,958,702
                                                                    ------------
   FOOD: MEAT/FISH/DAIRY -- 1.0%
   Smart Balance, Inc.* .............................     357,310      2,433,281
                                                                    ------------
   FOOD: SPECIALTY/CANDY -- 0.1%
   SunOpta, Inc.* ...................................      77,190        184,484
                                                                    ------------
   HOUSEHOLD/PERSONAL CARE -- 0.5%
   Elizabeth Arden, Inc.* ...........................     138,267      1,207,071
                                                                    ------------
   TOTAL CONSUMER NON-DURABLES ......................                  6,783,538
                                                                    ------------
CONSUMER SERVICES -- 6.6%
   CASINOS/GAMING -- 0.7%
   Penn National Gaming, Inc.* ......................      57,550      1,675,280
                                                                    ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
                                                                   JUNE 30, 2009
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND

                                                                     FAIR VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
CONSUMER SERVICES -- (CONTINUED)
   OTHER CONSUMER SERVICES -- 4.7%
   DeVry, Inc. ......................................     129,885   $  6,499,445
   Life Time Fitness, Inc.* .........................     107,890      2,158,879
   Service Corp. International ......................     403,860      2,213,153
                                                                    ------------
                                                                      10,871,477
                                                                    ------------
   RESTAURANTS -- 1.2%
   BJ's Restaurants, Inc.* ..........................     167,525      2,826,147
                                                                    ------------
   TOTAL CONSUMER SERVICES ..........................                 15,372,904
                                                                    ------------
ELECTRONIC TECHNOLOGY -- 10.0%
   COMPUTER COMMUNICATIONS -- 0.5%
   Ixia* ............................................     182,600      1,230,724
                                                                    ------------
   ELECTRONIC COMPONENTS -- 0.8%
   Rogers Corp.* ....................................      97,000      1,962,310
                                                                    ------------
   ELECTRONIC PRODUCTION EQUIPMENT -- 3.4%
   ATMI, Inc.* ......................................     190,700      2,961,571
   FEI Co.* .........................................     137,850      3,156,765
   Teradyne, Inc.* ..................................     285,290      1,957,090
                                                                    ------------
                                                                       8,075,426
                                                                    ------------
   SEMICONDUCTORS -- 3.4%
   Atmel Corp.* .....................................     648,660      2,419,502
   Diodes, Inc.* ....................................      77,865      1,217,808
   Microsemi Corp.* .................................     179,250      2,473,650
   Monolithic Power Systems, Inc.* ..................      79,400      1,779,354
                                                                    ------------
                                                                       7,890,314
                                                                    ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
                                                                   JUNE 30, 2009
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND

                                                                     FAIR VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
ELECTRONIC TECHNOLOGY -- (CONTINUED)
   TELECOMMUNICATIONS EQUIPMENT -- 1.9%
   NICE-Systems Ltd. ADR* ...........................     116,470   $  2,686,963
   Polycom, Inc.* ...................................      86,535      1,754,064
                                                                    ------------
                                                                       4,441,027
                                                                    ------------
   TOTAL ELECTRONIC TECHNOLOGY ......................                 23,599,801
                                                                    ------------
ENERGY -- 8.2%
   CONTRACT DRILLING -- 1.6%
   Atwood Oceanics, Inc.* ...........................     150,430      3,747,212
                                                                    ------------
   OIL & GAS PRODUCTION -- 5.1%
   GMX Resources, Inc.* .............................     125,350      1,333,724
   Niko Resources, Ltd. (Canadian) ..................      78,345      5,388,471
   Ultra Petroleum Corp.* ...........................     137,075      5,345,925
                                                                    ------------
                                                                      12,068,120
                                                                    ------------
   OILFIELD SERVICES/EQUIPMENT -- 1.5%
   Core Laboratories N.V ............................      39,755      3,464,648
                                                                    ------------
   TOTAL ENERGY .....................................                 19,279,980
                                                                    ------------
FINANCE -- 1.2%
   FINANCE/RENTAL/LEASING -- 1.2%
   Mobile Mini, Inc.* ...............................     190,940      2,801,090
                                                                    ------------
   TOTAL FINANCE ....................................                  2,801,090
                                                                    ------------
HEALTHCARE -- 21.5%
   BIOTECHNOLOGY -- 4.3%
   Luminex Corp.* ...................................     230,710      4,277,363
   Martek Biosciences Corp.* ........................     148,330      3,137,180
   Meridian Bioscience, Inc. ........................     120,180      2,713,664
                                                                    ------------
                                                                      10,128,207
                                                                    ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
                                                                   JUNE 30, 2009
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND

                                                                     FAIR VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
HEALTHCARE -- (CONTINUED)
   HOSPITAL/NURSING MANAGEMENT -- 1.6%
   Psychiatric Solutions, Inc.* .....................     165,610   $  3,765,971
                                                                    ------------
   MEDICAL SPECIALTIES -- 9.0%
   Analogic Corp. ...................................     103,430      3,821,739
   Cardionet, Inc.* .................................      81,460      1,329,427
   Cooper Companies, Inc. (The) .....................     268,650      6,643,715
   Immucor, Inc.* ...................................     156,420      2,152,339
   ResMed, Inc.* ....................................     147,080      5,990,568
   SonoSite, Inc.* ..................................      57,630      1,156,058
                                                                    ------------
                                                                      21,093,846
                                                                    ------------
   MEDICAL/NURSING SERVICES -- 1.2%
   VCA Antech, Inc.* ................................     102,610      2,739,687
                                                                    ------------
   SERVICES TO THE HEALTH INDUSTRY -- 5.4%
   Covance, Inc.* ...................................      45,175      2,222,610
   eResearch Technology, Inc.* ......................     136,750        849,218
   Healthcare Services Group, Inc. ..................     168,360      3,010,277
   MedAssets, Inc.* .................................     175,680      3,416,976
   Phase Forward, Inc.* .............................     204,550      3,090,750
                                                                    ------------
                                                                      12,589,831
                                                                    ------------
   TOTAL HEALTHCARE .................................                 50,317,542
                                                                    ------------
MATERIALS & PROCESSING -- 3.6%
   CHEMICALS: SPECIALTY -- 2.3%
   Albemarle Corp. ..................................     212,560      5,435,159
                                                                    ------------
   INDUSTRIAL SPECIALTIES -- 1.3%
   Polypore International, Inc.* ....................     270,260      3,005,291
                                                                    ------------
   TOTAL MATERIALS & PROCESSING .....................                  8,440,450
                                                                    ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
                                                                   JUNE 30, 2009
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND

                                                                     FAIR VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
PRODUCER MANUFACTURING -- 2.8%
   ELECTRICAL PRODUCTS -- 1.6%
   EnerSys, Inc.* ...................................     209,040   $  3,802,437
                                                                    ------------
   INDUSTRIAL MACHINERY -- 1.2%
   Kennametal, Inc. .................................     138,370      2,653,937
                                                                    ------------
   TOTAL PRODUCER MANUFACTURING .....................                  6,456,374
                                                                    ------------
RETAIL TRADE -- 6.4%
   DISCOUNT STORES -- 0.7%
   Fred's, Inc. .....................................     133,276      1,679,278
                                                                    ------------
   FOOD-RETAIL -- 0.3%
   Susser Holdings Corp.* ...........................      64,590        722,762
                                                                    ------------
   INTERNET RETAIL -- 1.4%
   1-800-FLOWERS.COM, Inc. (A Shares)* ..............     304,240        584,141
   GameStop Corp. (A Shares)* .......................     125,000      2,751,250
                                                                    ------------
                                                                       3,335,391
                                                                    ------------
   SPECIALTY STORES -- 4.0%
   O'Reilly Automotive, Inc.* .......................     100,690      3,834,275
   Tractor Supply Co.* ..............................      87,745      3,625,623
   Ulta Salon Cosmetics & Fragrance, Inc.* ..........     156,950      1,745,284
                                                                    ------------
                                                                       9,205,182
                                                                    ------------
   TOTAL RETAIL TRADE ...............................                 14,942,613
                                                                    ------------
TECHNOLOGY SERVICES -- 15.2%
   DATA PROCESSING SERVICES -- 5.4%
   Alliance Data Systems Corp.* .....................      74,040      3,049,707
   CyberSource Corp.* ...............................     444,740      6,804,522
   NeuStar, Inc. (A Shares)* ........................     129,560      2,871,050
                                                                    ------------
                                                                      12,725,279
                                                                    ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
                                                                   JUNE 30, 2009
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND

                                                                     FAIR VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
TECHNOLOGY SERVICES -- (CONTINUED)
   INFORMATION TECHNOLOGY SERVICES -- 2.6%
   Ariba, Inc.* .....................................     264,910   $  2,606,715
   Micros Systems, Inc.* ............................      61,570      1,558,953
   Syntel, Inc. .....................................      55,530      1,745,863
                                                                    ------------
                                                                       5,911,531
                                                                    ------------
   INTERNET SOFTWARE/SERVICES -- 4.1%
   Digital River, Inc.* .............................      68,800      2,498,816
   NIC, Inc.* .......................................     244,207      1,653,281
   Progress Software Corp.* .........................     142,200      3,010,374
   RightNow Technologies, Inc.* .....................     212,705      2,509,919
                                                                    ------------
                                                                       9,672,390
                                                                    ------------
   PACKAGED SOFTWARE -- 3.1%
   ANSYS, Inc.* .....................................      58,530      1,823,795
   Macrovision Solutions Corp.* .....................     206,477      4,503,263
   OPNET Technologies, Inc. .........................     112,145      1,027,248
                                                                    ------------
                                                                       7,354,306
                                                                    ------------
   TOTAL TECHNOLOGY SERVICES ........................                 35,663,506
                                                                    ------------
TRANSPORTATION -- 2.1%
   AIR FREIGHT/COURIERS -- 1.2%
   UTi Worldwide, Inc. ..............................     240,890      2,746,146
                                                                    ------------
   MARINE SHIPPING -- 0.9%
   Tidewater, Inc. ..................................      52,055      2,231,598
                                                                    ------------
   TOTAL TRANSPORTATION .............................                  4,977,744
                                                                    ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
                                                                   JUNE 30, 2009
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND

                                                                     FAIR VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
UTILITIES -- 0.5%
   GAS DISTRIBUTORS -- 0.5%
   Clean Energy Fuels Corp.* ........................     125,280   $  1,078,660
                                                                    ------------
   TOTAL UTILITIES ..................................                  1,078,660
                                                                    ------------
   TOTAL COMMON STOCK (COST $234,967,208) ...........                233,507,156
                                                                    ------------
MONEY MARKET SECURITIES -- 1.7%
MONEY MARKET FUNDS -- 1.7%
   BlackRock Liquidity Funds TempFund Portfolio .....   1,976,299      1,976,299
   BlackRock Liquidity Funds TempCash Portfolio .....   1,976,298      1,976,298
                                                                    ------------
   TOTAL MONEY MARKET SECURITIES (COST $3,952,597) ..                  3,952,597
                                                                    ------------
   TOTAL INVESTMENTS (Cost $238,919,805) -- 101.4% ..                237,459,753
   LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.4)% ..                 (3,270,314)
                                                                    ------------
   NET ASSETS -- 100.0% .............................               $234,189,439
                                                                    ============

*    Non-income producing security

ADR -- American Depository Receipt

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENT OF ASSETS AND LIABILITIES

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                            AS OF
                                                                        JUNE 30, 2009
                                                                         (UNAUDITED)
                                                                        -------------
ASSETS:
Investment in securities, at fair value
   (Cost $238,919,805) ..............................................    $237,459,753
Receivables for:
   Capital shares subscribed ........................................         773,953
   Dividends ........................................................          43,612
Other assets ........................................................          33,176
                                                                         ------------
   Total Assets .....................................................     238,310,494
                                                                         ------------
LIABILITIES:
Payables for:
   Capital shares redeemed ..........................................       3,698,713
   Investment securities purchased ..................................          49,800
   Advisory fee .....................................................         199,145
   Trustees fees ....................................................             964
   Accrued expenses and other liabilities ...........................         172,433
                                                                         ------------
   Total Liabilities ................................................       4,121,055
                                                                         ------------
NET ASSETS ..........................................................    $234,189,439
                                                                         ============
NET ASSETS CONSISTED OF:
Shares of beneficial interest .......................................    $    233,351
Additional paid-in capital ..........................................     249,069,190
Accumulated net realized loss on investments and foreign currency
   related transactions .............................................     (13,653,050)
Net unrealized depreciation on investments and foreign currency
   related transactions .............................................      (1,460,052)
                                                                         ------------
NET ASSETS FOR 23,335,124 SHARES OUTSTANDING ........................    $234,189,439
                                                                         ============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
($234,189,439 / 23,335,124 outstanding shares of beneficial interest,
   $0.01 par value, unlimited authorized shares) ....................    $      10.04
                                                                         ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      STATEMENT OF OPERATIONS

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                                  FOR THE
                                                                              SIX-MONTH PERIOD
                                                                            ENDED JUNE 30, 2009
                                                                                (UNAUDITED)
                                                                            -------------------
INVESTMENT INCOME:
   Dividends (net of $1,782 foreign taxes withheld) .....................       $   483,329
                                                                                -----------
      Total income ......................................................           483,329
                                                                                -----------
EXPENSES:
   Advisory fees (Note 4) ...............................................         1,076,787
   Transfer agent fees (Note 4) .........................................           225,908
   Accounting and administration fees (Note 4) ..........................           120,676
   Legal fees ...........................................................            38,245
   Trustees' fees .......................................................            36,215
   Compliance service fees ..............................................            34,704
   Printing & shareholder report fees ...................................            23,093
   Audit fees ...........................................................            19,101
   Registration fees ....................................................            17,284
   Custodian fees (Note 4) ..............................................            15,064
   Miscellaneous ........................................................            29,511
                                                                                -----------
      Total expenses ....................................................         1,636,588
                                                                                -----------
NET INVESTMENT LOSS .....................................................        (1,153,259)
                                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
   RELATED TRANSACTIONS:
   Net realized loss from investments and foreign currency
      related transactions ..............................................        (9,630,184)
   Net change in unrealized appreciation/(depreciation) on investments
      and foreign currency related transactions .........................        32,311,048
                                                                                -----------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND FOREIGN CURRENCY
   RELATED TRANSACTIONS .................................................        22,680,864
                                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................       $21,527,605
                                                                                ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENTS OF CHANGES IN NET ASSETS

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                              FOR THE
                                                                         SIX MONTHS ENDED        FOR THE
                                                                           JUNE 30, 2009        YEAR ENDED
                                                                            (UNAUDITED)     DECEMBER 31, 2008
                                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ...............................................     $ (1,153,259)      $  (2,957,077)
   Net realized gain/(loss) from investments and foreign currency
      related transactions ...........................................       (9,630,184)         (2,843,846)
   Net change in unrealized appreciation/(depreciation) on
      investments and foreign currency related transactions ..........       32,311,048        (148,187,481)
                                                                           ------------       -------------
   Net increase/(decrease) in net assets resulting from operations ...       21,527,605        (153,988,404)
                                                                           ------------       -------------
SHARE TRANSACTIONS (A):
   Proceeds from shares sold .........................................       31,451,712         108,116,118
   Proceeds from shares reinvested ...................................               --             245,338
   Redemption Fees ...................................................           14,002              11,363
   Cost of shares redeemed ...........................................      (32,765,309)       (101,147,550)
                                                                           ------------       -------------
      Net increase/(decrease) in net assets from share transactions ..       (1,299,595)          7,225,269
                                                                           ------------       -------------
TOTAL DECREASE IN NET ASSETS .........................................       20,228,010        (146,763,135)
NET ASSETS:
   Beginning of period ...............................................      213,961,429         360,724,564
                                                                           ------------       -------------
   End of period .....................................................     $234,189,439       $ 213,961,429
                                                                           ============       =============
(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold .......................................................        3,524,954           8,565,109
   Shares reinvested .................................................               --              15,952
   Shares redeemed ...................................................       (3,629,480)         (8,717,038)
                                                                           ------------       -------------
   Net decrease in shares ............................................         (104,526)           (135,977)
   Shares outstanding - Beginning of period ..........................       23,439,650          23,575,627
                                                                           ------------       -------------
   Shares outstanding - End of period ................................       23,335,124          23,439,650
                                                                           ============       =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                         FINANCIAL HIGHLIGHTS

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD BASED ON AVERAGE SHARES
OUTSTANDING:

                                       FOR THE
                                      SIX-MONTH
                                     PERIOD ENDED                FOR THE YEAR ENDED DECEMBER 31
                                    JUNE 30, 2009   --------------------------------------------------------
                                     (UNAUDITED)      2008        2007        2006        2005        2004
                                    -------------   --------    --------    --------    --------    --------
Net asset value at beginning
   of period ....................     $   9.13      $  15.30    $  16.81    $  16.53    $  16.17    $  14.80
                                      --------      --------    --------    --------    --------    --------
INVESTMENT OPERATIONS
Net investment loss .............        (0.05)        (0.12)      (0.17)      (0.16)      (0.12)      (0.12)
Net realized and
   unrealized gain (loss) on
   investments ..................         0.96         (6.05)       2.32        1.19        0.97        2.02
                                      --------      --------    --------    --------    --------    --------
   Total from investment
      operations ................         0.91         (6.17)       2.15        1.03        0.85        1.90
                                      --------      --------    --------    --------    --------    --------
DISTRIBUTIONS
From net realized gain on
   investments ..................           --            --       (3.66)      (0.75)      (0.49)      (0.53)
                                      --------      --------    --------    --------    --------    --------
Total distributions .............           --            --       (3.66)      (0.75)      (0.49)      (0.53)
                                      --------      --------    --------    --------    --------    --------
Net asset value at end of
   period .......................     $  10.04      $   9.13    $  15.30    $  16.81    $  16.53    $  16.17
                                      ========      ========    ========    ========    ========    ========
Total return ....................         9.97%*      (40.33)%     12.68%       6.17%       5.26%      12.81%
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses to average net assets ..         1.52%*        1.40%       1.34%       1.32%       1.29%       1.27%
Net investment loss to average
   net assets ...................        (1.07)%       (0.94)%     (1.04)%     (0.90)%     (0.79)%     (0.90)%
Portfolio turnover rate .........         6.42%        33.96%      37.80%      30.81%      29.51%      23.05%
Net assets at end of period
   (000's omitted) ..............     $234,189      $213,961    $360,725    $435,171    $423,338    $373,933

*    Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                NOTES TO FINANCIAL STATEMENTS

"GROWTH-WITH-VALUE"
     SMALL CAP FUND


1. ORGANIZATION. The Kalmar "Growth-with-Value" Small Cap Fund (the "Fund") is a series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund. SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees. The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to make fair value into three broad levels.

-    Level 1 -- quoted prices in active markets for identical securities

- Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). The Funds have adopted FSP 157-4 effective with the June 30, 2009 semi-annual report. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three roll-forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

                                                             LEVEL 2 -
                                                               OTHER        LEVEL 3 -
                                 TOTAL        LEVEL 1 -     SIGNIFICANT    SIGNIFICANT
                                VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                             JUNE 30, 2009      PRICES        INPUTS         INPUTS
                             -------------   -----------   ------------   ------------
INVESTMENTS IN SECURITIES:
   Common Stocks .........   $237,459,753    $233,507,156       $--            $--
   Short-Term Investments            --         3,952,597        --             --
                             ------------    ------------       ---            ---
      Total ..............   $237,459,753    $237,459,753       $--            $--
                             ============    ============       ===            ===

For the period ended June 30, 2009, the Fund held no securities which measured their fair value using level 3 inputs. See Schedule of Investments.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax information has been provided. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.

As of June 30, 2009, the tax cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes ............   $239,223,942
                                                    ------------
Gross tax unrealized appreciation ...............     40,915,728
Gross tax unrealized depreciation ...............    (42,679,917)
                                                    ------------
Net tax unrealized depreciation on investments ..   $ (1,764,189)
                                                    ============

The temporary difference in book and tax cost is due to wash sale loss deferrals.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the six-month period ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:


Purchases .......   $19,268,228
Sales ...........    13,422,093

4. INVESTMENT ADVISER AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers (the "Adviser") as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee of 1.00% on the first $750 million of average daily net assets; 0.975% on the next $250 million of average daily net assets; and 0.95% on amounts exceeding $1 billion average daily net assets. For the six-month period ended June 30, 2009, investment advisory fees were $1,076,787.

PNC Global Investment Servicing (U.S.) Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust.

PFPC Distributors, Inc., an affiliate of PNC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust. PNC serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONCLUDED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

PFPC Trust Company, an affiliate of PNC, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

Certain Trustees and officers of the Trust are also officers of the Adviser.

5. DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the last two fiscal years was as follows:

                                       DECEMBER 31, 2008   DECEMBER 31, 2007
                                       -----------------   -----------------
Distributions paid from:
Ordinary income ....................          $--             $        --
Long-term capital gain .............           --              72,053,774
                                              ---             -----------
                                              $--             $72,053,774
                                              ===             ===========

Distributions from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

6. RECLASSIFICATION IN THE CAPITAL ACCOUNTS. The following permanent difference is primarily attributable to a net operating loss and foreign currency gains/(losses) and has been reclassified to the accounts in the chart below as of December 31, 2008.

                  UNDISTRIBUTED NET      ACCUMULATED
PAID-IN CAPITAL   INVESTMENT LOSS     NET REALIZED LOSS
---------------   -----------------   -------------------
  $(2,957,405)        $2,957,077              $328

At December 31, 2008, the Fund had capital loss carryforward of $2,843,509 available to offset future capital gains. If not utilized against future capital gains, this capital loss carryforward will expire on December 31, 2016.

7. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

8. NEW ACCOUNTING PRONOUNCEMENTS. In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

9. SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statments were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                    OTHER MATTERS (UNAUDITED)

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

1. PROXY VOTING POLICIES AND PROCEDURES. Information regarding how the Fund voted proxies relating to portfolio securities from July 1, 2008 to June 30, 2009 and a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 800-463-6670, by accessing the Adviser's website, www.kalmarinvestments.com, or by accessing the SEC's website at www.sec.gov.

2. QUARTERLY PORTFOLIO SCHEDULES. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q, which are available on the SEC's website www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                               BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                       (WEBSITE) WWW.KALMARINVESTMENTS.COM

                                   DISTRIBUTOR
                             PFPC DISTRIBUTORS, INC.
                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406

                              SHAREHOLDER SERVICES
                   PNC GLOBAL INVESTMENT SERVICING (U.S.) INC.
                                 P.O. BOX 9831
                              PROVIDENCE, RI 02940

                                    CUSTODIAN
                               PFPC TRUST COMPANY
                              THE EASTWICK CENTER
                             8800 TINICUM BOULEVARD
                             PHILADELPHIA, PA 19153

                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                             3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               1700 MARKET STREET
                             PHILADELPHIA, PA 19103

                         KALMAR POOLED INVESTMENT TRUST
                   PNC GLOBAL INVESTMENT SERVICING (U.S.) INC.
                                 P.O. BOX 9831
                              PROVIDENCE, RI 02940
                      (WEBSITE) WWW.KALMARINVESTMENTS.COM

KL12 - 6/09

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

 (b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1) Not applicable.

    (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3) Not applicable.

    (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Kalmar Pooled Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date                       August 25, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.